Operations and principal activities - Consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 426,119	$ 60,018	¥ 694,420	¥ 1,331,968
Restricted cash and term deposits	14,695	2,070	14,908
Trade receivables	57,219	8,059	36,006	54,829
Inventories	118,924	16,750	120,480
Receivables from online payment platforms	23,158	3,262	14,787
Term Deposits and Short Term Investments	900,823	126,878	875,955
Prepayment and other current assets	171,774	24,194	126,889
Total current assets	1,721,924	242,528	1,916,827
Non-current assets:
Long-term investments	261,016	36,763	227,959	252,500
Intangible assets	145,253	20,458	169,280
Goodwill	540,693	76,155	540,693	540,693
Property and equipment, net	116,782	16,448	116,184
Deferred tax assets	78,034	10,991	64,739
Operating lease right-of-use assets	118,408	16,677	62,898
Other non-current assets	232,455	32,741	99,293
Total non-current assets	1,492,641	210,233	1,281,046
Total assets	3,214,565	452,761	3,197,873
Current liabilities:
Taxes payable	56,894	8,013	74,580
Contract liabilities	103,374	14,560	110,159	¥ 139,155
Salary and welfare payables	86,290	12,154	72,532
Amounts due to related parties	388	55	5,895
Accrued expenses and other current liabilities	233,913	32,945	224,589
Operating lease liabilities-current	29,739	4,189	50,285
Total current liabilities	540,423	76,117	538,040
Non-current liabilities:
Operating lease liabilities-non current	86,210	12,142	20,972
Deferred tax liabilities	25,082	3,533	30,993
Total non-current liabilities	112,828	15,891	51,965
Total liabilities	653,251	92,008	590,005
Related Party
Current assets:
Amounts due from related parties	9,212	$ 1,297	33,382
VIEs and VIEs Subsidiaries
Current assets:
Cash and cash equivalents	144,035		170,263
Restricted cash and term deposits	14,630		14,461
Trade receivables	39,587		20,468
Inventories	15,999		9,738
Receivables from online payment platforms	18,153		11,378
Term Deposits and Short Term Investments	16,153
Prepayment and other current assets	46,289		36,126
Total current assets	441,910		420,896
Non-current assets:
Investment in subsidiaries	34,691		34,691
Long-term investments	164,456		134,959
Intangible assets	28,023		31,671
Goodwill	684		684
Property and equipment, net	29,082		24,407
Deferred tax assets	23,717		26,083
Operating lease right-of-use assets	59,458		35,189
Other non-current assets	49,950		12,777
Total non-current assets	390,061		300,461
Total assets	831,971		721,357
Current liabilities:
Taxes payable	42,955		49,301
Contract liabilities	78,131		76,242
Salary and welfare payables	34,099		31,928
Amounts due to Group companies	310,394		244,404
Accrued expenses and other current liabilities	203,771		186,898
Operating lease liabilities-current	17,218		30,971
Total current liabilities	686,655		625,639
Non-current liabilities:
Operating lease liabilities-non current	41,254		11,507
Deferred tax liabilities	5,697		6,373
Total non-current liabilities	46,951		17,880
Total liabilities	733,606		643,519
VIEs and VIEs Subsidiaries | Related Party | Group companies
Current assets:
Amounts due from related parties	137,937		125,165
VIEs and VIEs Subsidiaries | Related Party | Related Parties, Excluding Group Companies [Member]
Current assets:
Amounts due from related parties	9,127		33,297
Current liabilities:
Amounts due to related parties	¥ 87		¥ 5,895